STOCK-BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Jan. 01, 2021 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($) EquityInstruments shares	May 31, 2019 shares	Apr. 30, 2019 shares
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Total compensation cost		$ 9,200,000	$ 6,900,000
Number of common shares subscribed | shares		497,767	351,086
Value of common shares subscribed		$ 27,500,000	$ 20,700,000
Maximum number of common shares reserved for issuance | shares				8,100,000	7,100,000
Number of awards available for grant | shares		372,602	870,369
RSU
Share based compensation
Number of awards granted | EquityInstruments		317,114	307,732
Fair value at grant date		$ 74.45	$ 60.80
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		23,600,000	18,700,000
Total compensation expense recorded in the general and administrative		$ 21,500,000	$ 21,700,000
PSU
Share based compensation
Vesting period		3 years
Number of awards granted | EquityInstruments		148,500	170,500
Fair value at grant date		$ 92.75	$ 74.55
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		10,800,000	10,400,000
Total compensation expense recorded in the general and administrative		$ 10,400,000	$ 12,500,000
Maximum | RSU
Share based compensation
Vesting period		3 years
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments	366,586
Subsequent events | PSU
Share based compensation
Number of awards granted | EquityInstruments	157,500